Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets, Net
Schedule of intangible assets, net

			Weighted
			Average
	As of December 31,		Amortization
	2013	2014	Periods
	$	$	In years
Intangible assets not subject to amortization are comprised of the following:
Trademark	782,607	781,085
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	9.75
License agreements with SINA	80,660,000	80,660,000	9.75
Exclusive rights with Baidu	45,315,329	45,151,494	0.25
Customer relationship	12,100,847	12,084,676	5.13
Database license	8,300,000	8,300,000	3.25
Favorable lease term	9,541,891	9,541,891	16.95
Computer software licenses	5,708,188	9,534,433	4.88
Non-compete agreements	3,420,712	3,415,152	0.75
Customer contracts	1,057,842	1,054,964	4.94
Domain name	214,611	229,709	4.68

	273,109,420	276,762,319	9.55
Less: Accumulated amortization
Advertising agency agreement	(44,495,832)	(51,286,533)
License agreements with SINA	(34,280,500)	(39,377,764)
Exclusive rights with Baidu	(34,693,471)	(43,034,803)
Customer relationship	(6,464,705)	(8,086,039)
Database license	(4,150,001)	(5,126,472)
Favorable lease term	(637,435)	(1,167,905)
Computer software licenses	(3,963,457)	(4,784,950)
Non-compete agreements	(3,097,470)	(3,349,230)
Customer contracts	(832,950)	(871,174)
Domain name	(44,456)	(77,863)

Intangible assets subject to amortization, net	140,449,143	119,599,586

Total intangible assets, net	141,231,750	120,380,671